PROVISION FOR JUDICIAL LIABILITIES - Possible losses, civil and environmental (Details)	Dec. 31, 2024 BRL (R$) item	Dec. 31, 2023 BRL (R$) item
Fibria
PROVISION FOR JUDICIAL LIABILITIES
Fair value adjustment of probable contingencies	R$ 2,108,635,000	R$ 2,135,869,000
Civil, environment and real estate
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 5,065,714
Possible losses | Civil, environment and real estate
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | item	201	219
Possible losses for which no provision was recorded		R$ 4,462,964